Related party transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related party transactions

18. Related party transactions

(a) The following expenses were accrued/paid to directors, officers, significant shareholders and the spouse of a director of the Company:

	December 31,	December 31,
	2011	2010
	$	$

Directors' fees	105,714	59,830
Management fees	1,256,206	1,287,296
Bonuses	59,597	4,509,378
Secretarial	36,418	34,951
	1,457,935	5,891,455

(b) As at December 31, 2011, the Company had an account receivable of $86,768 (2010 - $88,147) with a company that had a common director (Chief Executive Officer of the Company). The receivable has been outstanding for over a year and it is unlikely it will be paid in the foreseeable future so an allowance for the full amount has been provided.

(c) As at December 31, 2011, the Company had an accounts receivable of $42,478 (2010 - nil) from the Chief Executive Officer of the Company.

(d) As at December 31, 2011, the Company advanced directors fees of $7,376 (2010 - $7,493).

Related party transactions are measured at the exchange amount, which is the consideration established and agreed to by the related parties, unless otherwise noted.